INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of provision for income taxes

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Current tax expense —Russia	8,220	9,052	12,421	168.1
Current tax expense/(benefit) —Netherlands	1,672	563	(119)	(1.6)
Current tax expense—other	573	196	68	0.9
Total current tax expense	10,465	9,811	12,370	167.4
Deferred tax (benefit)/expense - Russia	(1,656)	1,351	1,219	16.5
Deferred tax (benefit)/expense - Netherlands	(270)	418	(719)	(9.7)
Deferred tax (benefit)/expense-other	(338)	76	185	2.5
Total deferred tax (benefit)/expense	(2,264)	1,845	685	9.3
Total income tax expense	8,201	11,656	13,055	176.7

Schedule of components of net income before income taxes

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Income before income tax expense —Russia	33,392	38,626	40,332	545.9
Income/(loss) before income tax expense —Netherlands	17,665	(16,916)	(3,348)	(45.3)
Income before income tax expense —other	1,402	1,145	220	3.0
Total income before income tax expense	52,459	22,855	37,204	503.6

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	13,115	5,714	9,301	125.9
Effect of:
Tax on inter-company dividends	802	764	936	12.7
Non-deductible share-based compensation	1,638	2,464	3,932	53.2
Other expenses not deductible for tax purposes	721	1,908	1,921	26.0
(Reversal)/accrual of unrecognized tax benefit	(102)	319	121	1.6
Reversal of prior year unrecognized tax benefit accrual following tax audits	—	(417)	—	—
Equity method loss of Yandex.Market	73	1,088	618	8.4
Effect of deconsolidation/consolidation of Yandex.Market	(7,061)	—	(4,807)	(65.1)
Difference in foreign tax rates	(1,832)	(2,381)	(2,244)	(30.4)
Change in valuation allowance	850	2,285	3,428	46.4
Other	(3)	(89)	(151)	(2.0)
Income tax expense	8,201	11,656	13,055	176.7

Schedule of movements in the valuation allowance

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Balance at the beginning of the period	(922)	(1,730)	(3,810)	(51.6)
Charged to expenses	(850)	(2,285)	(3,428)	(46.4)
Foreign currency translation adjustment	42	205	(272)	(3.7)
Acquisition-related change	—	—	(1,094)	(14.8)
Other	—	—	764	10.4
Balance at the end of the period	(1,730)	(3,810)	(7,840)	(106.1)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Balance at the beginning of the period	290	239	439	5.9
Increases related to prior years tax positions	9	155	53	0.7
Decreases related to prior years tax positions	(111)	(11)	(61)	(0.8)
Increases related to current year tax positions	51	56	105	1.5
Settlements	—	—	(109)	(1.5)
Balance at the end of the period	239	439	427	5.8

Schedule of deferred tax assets and liabilities

	2019	2020	2020
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	2,977	3,985	53.9
Net operating loss carryforward	3,452	10,214	138.3
Intangible assets	606	946	12.8
Property and equipment	464	468	6.3
Content assets	—	59	0.8
Operating lease liabilities	4,572	3,407	46.1
Finance lease liabilities	306	180	2.4
Other	75	159	2.2
Total deferred tax asset	12,452	19,418	262.8
Valuation allowance	(3,810)	(7,840)	(106.1)
Total deferred tax asset, net of valuation allowance	8,642	11,578	156.7
Deferred tax liability
Convertible debt discount	—	(2,081)	(28.2)
Property and equipment	(1,937)	(2,570)	(34.8)
Intangible assets	(1,480)	(3,627)	(49.1)
Content assets	(155)	(652)	(8.8)
Unremitted earnings	(953)	(1,875)	(25.4)
Deferred expenses	(148)	(165)	(2.2)
Allowance for doubtful accounts	(25)	(3)	—
Operating lease assets	(3,651)	(2,319)	(31.5)
Finance lease assets	(328)	(119)	(1.6)
Other	(69)	(366)	(4.9)
Total deferred tax liability	(8,746)	(13,777)	(186.5)
Net deferred tax liability	(104)	(2,199)	(29.8)
Net deferred tax assets	1,847	1,639	22.2
Net deferred tax liabilities	(1,951)	(3,838)	(52.0)